QUARTERLY HOLDING REPORT (unaudited)

for

KEYCO FUND, INC.

June 30, 2025

Long-Term State and Municipal Obligations - 77.8%	Principal Amount	Fair Value

Michigan - 37.6%
Bangor Township, Michigan, School District, 5%, May 1, 2041 (Q-SBLF enhanced)	$110,000	$115,652
Byron Center, Michigan, Public Schools, 4%, May 1, 2039 (Q-SBLF enhanced)	200,000	195,994
Center Line, Michigan, Public Schools, 5%, May 1, 2042 (Q-SBLF enhanced)	500,000	510,715
Dansville, Michigan, Schools, 4%, May 1, 2042 (Q-SBLF enhanced)	250,000	237,250
Escanaba, Michigan, Area Public Schools, 3.25%, May 1, 2028 (Q-SBLF enhanced)	400,000	400,000
Fruitport, Michigan, Community Schools, 5%, May 1, 2043 (Q-SBLF enhanced)	500,000	505,895
Gibraltar, Michigan, School District, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	257,765
Godfrey-Lee, Michigan, Public Schools, 4%, May 1, 2043 (Q-SBLF enhanced)	250,000	227,140
Godfrey-Lee, Michigan, Public Schools, 4%, May 1, 2046 (Q-SBLF enhanced)	300,000	261,657
Hamilton, Michigan, Community Schools, 4%, November 1, 2046 (Q-SBLF enhanced)	180,000	161,645
Holt, Michigan, Public Schools, 4%, May 1, 2043 (Q-SBLF enhanced)	165,000	153,110
Jenison, Michigan, Public Schools, 4%, November 1, 2040 (Q-SBLF enhanced)	100,000	95,228
Kenowa Hills, Michigan, Public Schools, 4%, November 1, 2046 (Q-SBLF enhanced)	200,000	182,110
Lansing, Michigan, School District, 5%, May 1, 2042 (Q-SBLF enhanced)	200,000	205,482
Macomb Interceptor Drain, Drainage District, County of Macomb, Michigan, 4%, May 1, 2036	500,000	503,750
Manchester, Michigan, Community Schools, 4.125%, May 1, 2045 (Q-SBLF enhanced)	200,000	183,920
Michigan State Building Authority, Revenue, 4%, October 15, 2036	350,000	350,798
Michigan State Building Authority, Revenue, 4%, April 15, 2040	250,000	242,910
Michigan State Building Authority, Revenue, 5%, October 15, 2045	325,000	325,084
Michigan State Housing Development Authority, Rental Housing,
Revenue, Series A, 4.625%, October 1, 2039	500,000	499,970
Michigan State Trunk Line, 4%, November 15, 2037	100,000	99,090
Michigan State Trunk Line, 4%, November 15, 2046	350,000	315,787
Niles, Michigan, Community Schools, 4%, May 1, 2035 (Q-SBLF enhanced)	400,000	400,000
Ottawa County, Michigan, Building Authority, 4%, May 1, 2047	100,000	90,070
Paw Paw, Michigan, Public Schools, 4%, May 1, 2046 (Q-SBLF enhanced)	350,000	313,148
Pinckney, Michigan, Community Schools, 5%, May 1 2035 (Q-SBLF enhanced)	500,000	507,230
Romeo, Michigan, Community Schools, 4%, May 1, 2045 (Q-SBLF enhanced)	100,000	90,207
Saginaw, Michigan, Water Supply System, Revenue, 4%, July 1. 2041 (AGM insured)	250,000	237,453
Southfield, Michigan, Public Schools, 5%, May 1, 2046 (Q-SBLF enhanced)	200,000	205,262
University of Michigan, Revenue, 4%, April 1, 2043	250,000	239,118
Walled Lake, Michigan, Consolidated School District, 5%, May 1, 2041
(Q-SBLF enhanced)	200,000	206,390
Warren, Michigan, Consolidated Schools District, 5%, May 1, 2038
(Q-SBLF enhanced)	250,000	258,720

Warren Woods, Michigan, Public Schools, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	255,368
Woodhaven-Brownstown, Michigan, School District, 5%, May 1, 2040 (Q-SBLF enhanced)	375,000	378,416
		9,212,334
Arizona - 0.9%
Arizona Board of Regents, University of Arizona System, Revenue, 4%, June 1, 2045	250,000	221,415

Colorado - 0.5%
Weld County, Colorado, School District No. 6, 4%, December 1, 2045	125,000	114,200

District of Columbia - 0.9%
District of Columbia, Income Tax Secured Revenue, 4%, May 1, 2045	250,000	227,315

Florida - 0.8%
Florida State Board of Education, Public Education, Capital Outlay, 2018 Series B, 4%, June 1, 2044 (Pre-refunded)	200,000	207,274

Georgia - 1.6%
Georgia State Housing and Finance Authority, 3.45%, December 1, 2032	405,000	402,582

Hawaii - 2.8%
Honolulu, Hawaii, City and County Water System, Revenue, 4%, July 1, 2047	200,000	181,982
Hawaii State, Series FG, 4%, October 1, 2036	500,000	498,780
		680,762
Illinois - 1.8%
Rock Island County, Illinois, Public Building, Revenue, 4%, December 1, 2045	475,000	429,637

Indiana - 1.8%
Greater Clark Building Corporation, Indiana, First Mortgage, Series 2018, 4%, January 15, 2038	455,000	453,603

Maine - 0.6%
Maine State Housing Authority, Mortgage Purchase, 2018 Series B, 3.75%, November 15, 2038	155,000	142,693

Minnesota - 0.4%
Rochester, Minnesota, Health Care Facilities, Revenue, 4%, November 15, 2039	100,000	97,980

Nevada - 1.0%
Clark County, Nevada, General Obligation (Limited Tax) Park Improvement, Series 2018, 4%, December 1, 2038	250,000	240,380

New Hampshire - 3.4%
New Hampshire Municipal Bond Bank, 2016 Series D, 4%, August 15, 2039	875,000	849,205

New York - 9.1%
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2035	275,000	275,058
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2037	250,000	244,893

New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2041	335,000	307,383
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2019, August 1, 2041	140,000	130,074
New York, New York City, Transitional Finance Authority, Building Aid, Revenue, 4%, July 15, 2040	250,000	236,055
New York, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue, Fiscal 2016 Subseries CC-1, 4%, June 15, 2038	75,000	71,717
New York State Dormitory Authority, State Personal Income Tax, Revenue, 4%, February 15, 2037	50,000	49,471
New York State Dormitory Authority, State Personal Income Tax, Revenue, Series 2018A, 4%, March 15, 2043	300,000	271,926
New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds, Revenue, 4%, June 15, 2046	500,000	436,330
New York State Mortgage Agency, 3.1%, April 1, 2028	200,000	198,416
		2,221,323
North Dakota - 0.4%
Fargo, North Dakota, Refunding Improvement, 4%, May 1, 2042	100,000	93,936

Ohio - 1.3%
Fairborn, Ohio, City School District, 4%, December 1, 2043	345,000	315,520

Pennsylvania - 2.8%
Pennsylvania State, Second Series, 4%, August 15, 2035	500,000	500,865
West View, Pennsylvania, Water Authority, Revenue, 4%, November 15, 2039	200,000	195,040
		695,905
Tennessee - 1.3%
Knoxville, Tennessee, Wastewater System, 4%, April 1, 2044	350,000	329,164

Texas - 8.0%
Corpus Christi, Texas, Independent School District, 4%, August 15, 2034 (Texas Permanent School Fund guarantee)	250,000	250,245
El Paso, Texas, Water and Sewer Revenue, 4%, March 1, 2039	250,000	238,308
Forney, Texas, Independent School District, 5%, August 15, 2039 (Texas Permanent School Fund guarantee)	450,000	471,897
Prosper, Texas, 4%, February 15, 2035	265,000	265,034
Splendora, Texas, Independent School District, 4.1%, February 15, 2048 (Texas Permanent School Fund guarantee)	125,000	112,678
University of Houston, Texas, Revenue, 3%, February 15, 2028	340,000	338,698
Van Alstyne, Texas, Independent School District, 4%, February 15, 2043 (Texas Permanent School Fund guarantee)	120,000	112,159
Waco, Texas, 3.125%, February 1, 2036	180,000	163,249
		1,952,268
Washington - 0.8%
Washington State, Various Purpose, 5%, February 1, 2040	195,000	201,950

Total long-term state and municipal obligations
(Cost $20,121,754) - 77.8%		19,089,446

Exchange-Traded Fund - 19.1%	Shares
iShares Core S&P 500 ETF (Cost $3,502,219)	7,518	4,667,926

Money Market Fund - 3.0%	Shares
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.05% seven-day yield (Cost $742,532)	742,532	742,532

Total investments (Cost $24,366,505) - 99.9%		24,499,904

Other assets less liabilities, net - 0.1%		27,546

Net assets (100%)		$24,527,450

Notes:

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. generally accepted accounting principles (GAAP) establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.  The three levels of inputs are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.
Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments in an active market, interest rates, yield curves, implied volatilities, credit spreads and market-corroborated inputs.
Level 3:	Unobservable inputs for the asset or liability to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Valuation techniques used to value the Fund’s assets by major category are as follows:

The fair value of the long-term state and municipal obligations is estimated using various techniques which may include information from actual trades for active issues.  Evaluations are also based on reviews of current economic conditions. trading levels, spread relationships and the slope of the yield curve.  Evaluations are also adjusted for various attributes such as discounts, premiums, credit, use of proceeds and callability.  To the extent that the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Equity securities including exchange-traded funds (ETFs) for which market quotations are readily available, are valued at the closing price as reported by a third-party pricing vendor on the primary exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Money market funds are valued at their net asset value and are categorized as Level 1 in the hierarchy.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s portfolio investments as of June 30, 2025, based on the inputs used to value them:

	Securities
	Level 1	Level 2	Level 3	Fair Value

Long-term state and municipal obligations	$—	$19,089,446	$—	$19,089,446
Exchange-traded fund	4,667,926	—		4,667,926
Money market fund	742,532	—	—	742,532
Total	$5,410,458	$19,089,446	$—	$24,499,904